Offsets	Oct. 11, 2024 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC 14A
File Number	001-33289
Initial Filing Date	Oct. 11, 2024
Fee Offset Claimed	$ 61,112.01
Explanation for Claimed Amount	The Company previously paid $763945.35 upon the filing of its Preliminary Proxy Statement on Schedule 14A on September 4 2024 in connection with the transaction reported hereby. The Company previously paid $61112.01 upon the filing of its Definitive Proxy Statement on Schedule 14A on October 11 2024 in connection with the transaction reported hereby.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Enstar Group Limited
Form or Filing Type	SC 14A
File Number	001-33289
Filing Date	Oct. 11, 2024
Fee Paid with Fee Offset Source	$ 61,112.01